Schedule of Equipment (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Cost	$ 214,765	$ 212,196
Accumulated depreciation	177,657	174,144
Net book Value	37,108	38,052
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Cost	208,015	205,446
Accumulated depreciation	173,551	170,186
Net book Value	34,464	35,260
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Cost	6,750	6,750
Accumulated depreciation	4,106	3,958
Net book Value	$ 2,644	$ 2,792